General Information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Detailed Information About Average Number Of Employees [Text Block]
As of
December 31, 2018
the Company had a total
8,797
employees detailed as follows:

	Number of employes
	Parent company	Consolidated
Senior Executives	10	14
Managers and Deputy Managers	79	420
Other workers	283	8,363
Total	372	8,797

Disclosure of detailed information about main brands under license [Text Block]
The described licenses are detailed as follows:

Main brands under license
Licenses	Validity Date
Aberlour, Absolut, Ballantine's, Beefeater, Blender´s Pride, Borzoi, Chivas Reagal, Cuvee MUMM, Dubonnet, Elyx, G.H. MUMM, Havana Club, Jameson, Kahlúa, Level, Long John, Longmorn, Malibu, Martell, Olmeca, Orloff, Passport, Pernod, Perrier Jouet, Ricard, Royale Salute, Sandeman, Scapa, Strathisla, The Glenlivet, Wyborowa, 100 Pipers, in Chile (1)
June 2019
Adrenaline, Adrenaline Rush (9)	February 2028
Amstel in Argentina (2)	July 2022
Austral in Chile (4)	July 2020
Blue Moon in Chile (5)	December 2021
Coors in Chile (6)	December 2025
Coors in Colombia (7)	December 2020
Crush, Canada Dry (Ginger Ale, Agua Tónica and Limón Soda) in Chile (8)	December 2023
Frugo in Chile	Indefinitely
Gatorade in Chile (9)	December 2043
Grolsch in Argentina (16)	May 2028
Heineken in Bolivia (10)	December 2024
Heineken in Chile, Argentina and Uruguay (11)	10 years renewables
Heineken in Colombia (12)	March 2028
Heineken in Paraguay	May 2023
Miller and Miller Genuine Draft in Colombia (15)	December 2026
Miller in Argentina (12)	December 2026
Nestlé Pure Life in Chile (8)	December 2022
Paulaner in Paraguay	April 2019
Pepsi, Seven Up and Mirinda in Chile	December 2043
Red Bull in Chile (13)	Indefinitely
Schneider in Paraguay	May 2023
Sol in Chile and Argentina (11)	10 years renewables
Sol in Colombia (3)	March 2028
Sol in Paraguay	January 2023
Té Lipton in Chile	March 2020
Tecate in Colombia (3)	March 2028
Warsteiner para Argentina (17)	May 2028
Watt´s in Uruguay	99 years
Watt's (nectars, fruit-based drinks and other) rigid packaging, except carton in Chile	Indefinitely
Watt's in Paraguay (14)	July 2026

(1)	Renewable for periods of 3 years.
(2)	After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
(3)	The contract will remain in effect as long as the Heineken license agreeemente for Colombia remains in force.
(4)	Renewable for periods of two years, subject to the compliance of the contract conditions.
(5)	If Renewal criteria have benn satisfied, renewable through December, 2025, thereafter shall automatically renew every year for a new term of 5 years (Rolling Contract).
(6)
After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 5 years, subject to the compliance of the contract conditions.

(7)	License renewable for one period of 5 years, subject to the compliance of the contract conditions.
(8)	License renewable for periods of 5 years, subject to the compliance of the contract conditions.
(9)	License was renewed for a period equal to the duration of the Shareholders Agreement of Bebidas CCU-PepsiCo SpA.
(10)	License for 10 years, automatically renewable for periods of 5 years, unless notice of non-renewal.
(11)	License for 10 years, automatically renewable on the same terms (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
(12)	After the initial termination date, License is automatically renewable each year for a period of 5 years (Rolling Contract), unless notice of non-renewal is given.
(13)	Indefinite contract, notice of termination 6 months in advance.
(14)
Sub-license is renewed automatically and successively for two periods of 5 years each, subject to the terms and conditions stipulated in the International Sub-license agreement of December 28, 2018 between Promarca Internacional Paraguay S.R.L. and Bebidas del Paraguay S.A.

(15)	Distribution will begin in April 2017 and the begin of local production is estimated by October 2019.
(16)	Till May, 2019, it shall be produced on behalf of CICSA by Cervecería Argentina SA Isenbeck and sold by Cervecería and Maltería Quilmes S.A.
(17)
Till May, 2019, it shall be produced on behalf of CICSA by Cervecería Argentina SA Isenbeck and sold by Cervecería and Maltería Quilmes S.A. Prior to the expirty of its term, Parties shall negociate its continuity for five (5) more years.

Information About Proportion Of Ownership Interest In Subsidiary [Text Block]
The consolidated financial statements include the following direct and indirect subsidiaries where the percentage of participation represents the economic interest at a consolidated level:

				Share percentage direct and indirect
Subsidiary	Tax ID	Country of origin	Functional currency	As of December 31, 2018			As of December 31, 2017
				Direct %	Indirect %	Total %	Total %
Aguas CCU-Nestlé Chile S.A.	76,007,212-5	Chile	Chilean Pesos	-	50.0917	50.0917	50.0917
Cervecera Guayacán SpA. (***) (13)	76,035,409-0	Chile	Chilean Pesos	-	25.0006	25.0006	-
CRECCU S.A.	76,041,227-9	Chile	Chilean Pesos	99.9602	0.0398	100.0000	100.0000
Cervecería Belga de la Patagonia S.A. (***)	76,077,848-6	Chile	Chilean Pesos	-	25.5034	25.5034	25.5034
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	Chilean Pesos	99.8516	0.1484	100.0000	100.0000
Inversiones Invex CCU Tres Ltda. (8)	76,248,389-0	Chile	Chilean Pesos	99.9999	0.0001	100.0000	100.0000
Bebidas CCU-PepsiCo SpA. (***)	76,337,371-1	Chile	Chilean Pesos	-	49.9888	49.9888	49.9866
CCU Inversiones II Ltda. (16)	76,349,531-0	Chile	US Dollar	99.7133	0.2867	100.0000	99.9999
Bebidas Carozzi CCU SpA. (***)	76,497,609-6	Chile	Chilean Pesos	-	49.9917	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	-	99.9834	99.9834	99.9834
Promarca Internacional SpA. (***)	76,574,762-7	Chile	US Dollar	-	49.9917	49.9917	49.9917
CCU Inversiones S.A. (10)	76,593,550-4	Chile	Chilean Pesos	99.0242	0.7533	99.7775	99.9733
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	-	80.0000	80.0000	80.0000
New Ecusa S.A.	76,718,230-9	Chile	Chilean Pesos	-	99.9834	99.9834	99.9834
Promarca S.A. (***)	76,736,010-K	Chile	Chilean Pesos	-	49.9917	49.9917	49.9917
CCU Inversiones III SpA. (14)	76,933,685-0	Chile	US Dollar	-	99.9950	99.9950	-
Vending y Servicios CCU Ltda.	77,736,670-K	Chile	Chilean Pesos	-	99.9779	99.9779	99.9738
Inversiones Invex CCU Ltda.	78,418,890-6	Chile	US Dollar	6.7979	93.1941	99.9920	99.9905
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	98.0000	2.0000	100.0000	100.0000
Fábrica de Envases Plásticos S.A.	86,150,200-7	Chile	Chilean Pesos	90.9100	9.0866	99.9966	99.9966
Millahue S.A.	91,022,000-4	Chile	Chilean Pesos	99.9621	-	99.9621	99.9621
Viña San Pedro Tarapacá S.A. (*) (10)	91,041,000-8	Chile	Chilean Pesos	-	82.9870	82.9870	67.1992
Manantial S.A. (2)	96,711,590-8	Chile	Chilean Pesos	-	50.5507	50.5507	50.5507
Viña Altaïr SpA. (6)	96,969,180-9	Chile	Chilean Pesos	-	82.9870	82.9870	67.1992
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	-	50.0007	50.0007
Cervecera CCU Chile Ltda.	96,989,120-4	Chile	Chilean Pesos	99.7500	0.2499	99.9999	99.9999
Embotelladoras Chilenas Unidas S.A.	99,501,760-1	Chile	Chilean Pesos	99.0670	0.9164	99.9834	99.9834
Viña Valles de Chile S.A.	99,531,920-9	Chile	Chilean Pesos	-	82.9870	82.9870	67.1992
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	50.0000	49.9888	99.9888	99.9866
Viña Orgánica SPT S.A. (11)	99,568,350-4	Chile	Chilean Pesos	-	-	-	67.1992
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	46.0000	34.0000	80.0000	80.0000
Andina de Desarrollo SACFAIMM	0-E	Argentina	Argentine Pesos	-	59.1971	59.1971	59.1970
Cía. Cervecerías Unidas Argentina S.A. (9)	0-E	Argentina	Argentine Pesos	-	99.9936	99.9936	99.9924
Compañía Industrial Cervecera S.A. (1)	0-E	Argentina	Argentine Pesos	-	99.9950	99.9950	99.9949
Finca Eugenio Bustos S.A. (4)	0-E	Argentina	Argentine Pesos	-	-	-	67.1992
Finca La Celia S.A.	0-E	Argentina	Argentine Pesos	-	82.9870	82.9870	67.1992
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	-	74.9979	74.9979	74.9979
Sáenz Briones y Cía. S.A.I.C.	0-E	Argentina	Argentine Pesos	-	89.9150	89.9150	89.9150
Bebidas Bolivianas BBO S.A. (12)	0-E	Bolivia	Bolivians	-	51.0000	51.0000	-
International Spirits Investments USA LLC (7)	0-E	United States	US Dollar	-	80.0000	80.0000	80.0000
Inversiones CCU Lux S.à r.l. (15)	0-E	Luxemburgo	US Dollar	-	99.9999	99.9999	-
Southern Breweries C.S.C. (3)	0-E	Luxemburgo	US Dollar	37.7810	62.2141	99.9951	99.9942
Bebidas del Paraguay S.A. (5) (**)	0-E	Paraguay	Paraguayan Guaranies	-	50.0049	50.0049	50.0049
Distribuidora del Paraguay S.A. (**)	0-E	Paraguay	Paraguayan Guaranies	-	49.9589	49.9589	49.9589
Sajonia Brewing Company S.R.L. (5) (***)	0-E	Paraguay	Paraguayan Guaranies	-	25.5025	25.5025	25.5025
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999
Coralina S.A.	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999
Milotur S.A.	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999
(*)
Listed company in Chile.
(**) See
Note 1 – General Information, letter E)
,
Subsidiaries with direct or indirect participation of less than 50%
(***) Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.

Information About Proportion Of Voting Power Held In Subsidiary [Text Block]
In addition to what is shown in the preceding table, the following are the percentages of participation with voting rights, in each of the subsidiaries. Each shareholder has one vote per share owned or represented. The percentage of participation with voting rights represents the sum of the direct participation and indirect participation through a subsidiary.

				Share percentage with voting rights
Subsidiary	Tax ID	Country of origin	Functional currency	As of December 31, 2018	As of December 31, 2017
				%	%
Aguas CCU-Nestlé Chile S.A.	76,007,212-5	Chile	Chilean Pesos	50.0917	50.0917
Cervecera Guayacán SpA. (***) (13)	76,035,409-0	Chile	Chilean Pesos	25.0006	-
CRECCU S.A.	76,041,227-9	Chile	Chilean Pesos	100.0000	100.0000
Cervecería Belga de la Patagonia S.A. (***)	76,077,848-6	Chile	Chilean Pesos	25.5034	25.5034
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	Chilean Pesos	100.0000	100.0000
Inversiones Invex CCU Tres Ltda. (8)	76,248,389-0	Chile	Chilean Pesos	100.0000	100.0000
Bebidas CCU-PepsiCo SpA. (***)	76,337,371-1	Chile	Chilean Pesos	49.9888	49.9866
CCU Inversiones II Ltda. (16)	76,349,531-0	Chile	US Dollar	100.0000	100.0000
Bebidas Carozzi CCU SpA. (***)	76,497,609-6	Chile	Chilean Pesos	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	99.9834	99.9834
Promarca Internacional SpA. (***)	76,574,762-7	Chile	US Dollar	49.9917	49.9917
CCU Inversiones S.A. (10)	76,593,550-4	Chile	Chilean Pesos	99.7775	99.9733
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	80.0000	80.0000
New Ecusa S.A.	76,718,230-9	Chile	Chilean Pesos	99.9834	99.9834
Promarca S.A. (***)	76,736,010-K	Chile	Chilean Pesos	49.9917	49.9917
CCU Inversiones III SpA. (14)	76,933,685-0	Chile	US Dollar	100.0000	-
Vending y Servicios CCU Ltda.	77,736,670-K	Chile	Chilean Pesos	99.9779	99.9738
Inversiones Invex CCU Ltda.	78,418,890-6	Chile	US Dollar	99.9920	99.9905
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	100.0000	100.0000
Fábrica de Envases Plásticos S.A.	86,150,200-7	Chile	Chilean Pesos	100.0000	100.0000
Millahue S.A.	91,022,000-4	Chile	Chilean Pesos	99.9621	99.9621
Viña San Pedro Tarapacá S.A. (*) (10)	91,041,000-8	Chile	Chilean Pesos	82.9870	67.1992
Manantial S.A. (2)	96,711,590-8	Chile	Chilean Pesos	50.5507	50.5507
Viña Altaïr SpA. (6)	96,969,180-9	Chile	Chilean Pesos	82.9870	67.1992
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	50.0007
Cervecera CCU Chile Ltda.	96,989,120-4	Chile	Chilean Pesos	100.0000	100.0000
Embotelladoras Chilenas Unidas S.A.	99,501,760-1	Chile	Chilean Pesos	99.9834	99.9834
Viña Valles de Chile S.A.	99,531,920-9	Chile	Chilean Pesos	82.9870	67.1992
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	100.0000	100.0000
Viña Orgánica SPT S.A. (11)	99,568,350-4	Chile	Chilean Pesos	-	67.1992
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	80.0000	80.0000
Andina de Desarrollo SACFAIMM	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Cía. Cervecerías Unidas Argentina S.A. (9)	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Compañía Industrial Cervecera S.A. (1)	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Finca Eugenio Bustos S.A. (4)	0-E	Argentina	Argentine Pesos	-	67.1992
Finca La Celia S.A.	0-E	Argentina	Argentine Pesos	82.9870	67.1992
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	74.9979	74.9979
Sáenz Briones y Cía. S.A.I.C.	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Bebidas Bolivianas BBO S.A. (12)	0-E	Bolivia	Bolivians	51.0000	-
International Spirits Investments USA LLC (7)	0-E	United States	US Dollar	80.0000	80.0000
Inversiones CCU Lux S.à r.l. (15)	0-E	Luxemburgo	US Dollar	99.9999	-
Southern Breweries C.S.C. (3)	0-E	Luxemburgo	US Dollar	100.0000	100.0000
Bebidas del Paraguay S.A. (5) (**)	0-E	Paraguay	Paraguayan Guaranies	50.0049	50.0049
Distribuidora del Paraguay S.A. (**)	0-E	Paraguay	Paraguayan Guaranies	49.9589	49.9589
Sajonia Brewing Company S.R.L. (5) (***)	0-E	Paraguay	Paraguayan Guaranies	25.5025	25.5025
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999
Coralina S.A.	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999
Milotur S.A.	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999

(*)
Listed company in Chile.
(**) See
Note 1 – General Information, letter E)
,
Subsidiaries with direct or indirect participation of less than 50%
(***) Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.

Disclosure of detailed information about fair values of assets and liabilities in a busniess combination [Text Block]	During 2017, the Company has determined the fair values of assets and liabilities for this business combination as follows:

Fair Value
Assets and Liabilities	ThCh$
Cash and cash equivalents	462,873
Trade and other current receivables	9,813
Inventories	19,552
Total current assets	492,238
Intangible assets other than goodwill	259,712
Property, plant and equipment (net)	79,126
Total non-current assets	338,838
Total activos	831,076
Trade and other current payables	7,063
Total current liabilities	7,063
Deferred tax liabilities	25,948
Total non-current liabilities	25,948
Total liabilities	33,011
Total Shareholders' Equity	798,065
Non-controlling interests	391,052
Net identifiable assets acquired	407,013
Goodwill	234,476
Investment value	641,489

Bebidas Bolivianas BBO S.A. [Member]
Disclosure of detailed information about fair values of assets and liabilities in a busniess combination [Text Block]	The Company has determinated the fair values of assets and liabilities for this business combinations as follows:

Fair Value
Assets and Liabilities	ThCh$
Total current assets	3,942,346
Total non-current assets	22,748,015
Total Assets	26,690,361
Total current liabilities	5,393,779
Total non-current liabilities	8,854,809
Total liabilities	14,248,588

Net identifiable assets acquired	12,441,773
Non-controlling interests	(6,096,469)
Goodwill	10,376,570
Investment value	16,721,874

Cervecera Guayacn SpA [Member]
Disclosure of detailed information about fair values of assets and liabilities in a busniess combination [Text Block]	The Company has determinated the fair values of assets and liabilities for this business combination as follows:

Fair Value
Assets and Liabilities	ThCh$
Total current assets	507,149
Total non-current assets	1,355,220
Total Assets	1,862,369
Total current liabilities	238,265
Total non-current liabilities	306,828
Total liabilities	545,093

Net identifiable assets	1,317,276
Non-controlling interests	(658,633)
Goodwill	456,007
Investment value	1,114,650

Promarca S.A. [Member]
Disclosure of detailed information about fair values of assets and liabilities in a busniess combination [Text Block]	During June 30, 2016, the fair values of the assets and liabilities of Promarca Internacional SpA. were determined, as follows:

Fair Value
Assets and Liabilities	ThCh$
Intangible assets other than goodwill	11,229,149
Total non-current assets	11,229,149
Total Assets	11,229,149
Deferred tax liabilities	3,029,909
Total current liabilities	3,029,909

Net identifiable assets acquired	8,199,240
Amount paid	8,199,240